Summary of Significant Accounting Policies - Advertising and Allowance for Credit Losses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) receivable_class	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Trade and other receivables, net
Advertising expense | $	$ 41.4	$ 61.5	$ 111.9
Customer portfolio segment
Trade and other receivables, net
Number of classes within customer financing portfolio | receivable_class	2
Related Products Sold | Contracts | Customer portfolio segment | Minimum
Trade and other receivables, net
Term of receivables	1 year
Related Products Sold | Contracts | Customer portfolio segment | Maximum
Trade and other receivables, net
Term of receivables	6 years
Developed property and/or other customer assets | Notes | Customer portfolio segment | Minimum
Trade and other receivables, net
Term of receivables	1 year
Developed property and/or other customer assets | Notes | Customer portfolio segment | Maximum
Trade and other receivables, net
Term of receivables	7 years